Provisions - Net defined benefit liability (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Pension plans
Net present value of defined benefit obligations	€ 113,288	€ 110,916
Fair value of plan assets	11,162	10,757
Net defined benefit liability	102,126	100,159
Pension plans
Pension plans
Net present value of defined benefit obligations	95,555	95,721
Fair value of plan assets	9,011	8,738
Net defined benefit liability	86,544	86,983
Similar obligations
Pension plans
Net present value of defined benefit obligations	17,733	15,195
Fair value of plan assets	2,151	2,019
Net defined benefit liability	€ 15,582	€ 13,176